LEASES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Line of Credit Facility [Line Items]
Incremental borrowing rate	3.625%		3.625%
Right-of-use assets	$ 182,320		$ 214,018
Operating lease expenses	$ 32,086	$ 32,081
Hong Kong Dollar Best Lending Rate [Member]
Line of Credit Facility [Line Items]
Incremental borrowing rate	2.25%		2.25%